                        KEMPER EQUITY FUNDS/GROWTH STYLE
                         Kemper Aggressive Growth Fund
                             Kemper Blue Chip Fund
                               Kemper Growth Fund
                        Kemper Quantitative Equity Fund
                    Kemper Small Capitalization Equity Fund
                             Kemper Technology Fund
                            Kemper Total Return Fund
                         Kemper Value Plus Growth Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 31, 1996
                           -------------------------
                           KEMPER GLOBAL INCOME FUND
                           KEMPER INTERNATIONAL FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 1997
                           -------------------------
                              KEMPER INCOME FUNDS
                  Kemper Adjustable Rate U.S. Government Fund
                         Kemper Diversified Income Fund
                     Kemper U.S. Government Securities Fund
                            Kemper High Yield Series
                     comprised of the following two series:
                             Kemper High Yield Fund
                       Kemper High Yield Opportunity Fund
                  Kemper Income and Capital Preservation Fund
               Kemper Portfolios including the following series:
                           Kemper U.S. Mortgage Fund
                   Kemper Short-Intermediate Government Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 30, 1997
                           -------------------------
                           KEMPER CASH RESERVES FUND
                        (A SERIES OF KEMPER PORTFOLIOS)
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 30, 1997
                           -------------------------
                            KEMPER ASIAN GROWTH FUND
                            SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1997
                           -------------------------

                          KEMPER TAX-FREE INCOME FUNDS
                     Kemper National Tax-Free Income Series
                     comprised of the following two series:
                           Kemper Municipal Bond Fund
                    Kemper Intermediate Municipal Bond Fund
                      Kemper State Tax-Free Income Series
                    comprised of the following eight series:
                     Kemper California Tax-Free Income Fund
                      Kemper Florida Tax-Free Income Fund
                      Kemper Michigan Tax-Free Income Fund
                     Kemper New Jersey Tax-Free Income Fund
                      Kemper New York Tax-Free Income Fund
                        Kemper Ohio Tax-Free Income Fund
                    Kemper Pennsylvania Tax-Free Income Fund
                       Kemper Texas Tax-Free Income Fund
                            SUPPLEMENT TO PROSPECTUS
                            DATED NOVEMBER 26, 1997

INVESTMENT MANAGER AND UNDERWRITER

Pursuant to the terms of an agreement, Zurich Insurance Company ("Zurich"), the parent of the Funds' investment adviser, Zurich Kemper Investments, Inc. ("ZKI") and Scudder, Stevens & Clark, Inc. ("Scudder") have formed a new global investment organization by combining Scudder's business with that of ZKI, and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper, 280 Park Avenue, 40th floor, New York, New York 10017, now manages in excess of $200 billion.

Because the transaction between Scudder and Zurich resulted in the assignment of each Fund's investment management agreement between ZKI and each respective Fund, each of those agreements was deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between each Fund and Scudder Kemper were approved by each respective Fund's Board of Trustees. A special meeting of shareholders (the "Special Meeting") of each Fund was held in December, 1997, at which time the shareholders also approved the new investment management agreements. The new investment management agreements (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") are all effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would the corresponding previous investment management agreement.

Each Fund's Investment Management Agreement is substantially similar to the corresponding investment management agreement terminated by the transaction, except that Scudder Kemper is the new investment adviser to each Fund, the management fee (except with respect to Kemper Small Capitalization Equity Fund and Kemper Aggressive Growth Fund) is calculated monthly at 1/12 of the applicable annual rate based upon the average daily net assets for such month, and, for each Fund except Kemper Municipal Bond Fund, Kemper U.S. Government Securities Fund and Kemper California Tax-Free Income Fund, the expense limitation has been deleted because there are no longer any state expense limitations in effect. In addition, for Funds investing in foreign securities, except for Kemper International Fund, Kemper Global Income Fund, and Kemper Asian Growth Fund, each Fund's respective sub-advisory agreement with Zurich Investment Management Limited ("ZIML") has been terminated and Scudder Kemper has assumed the duties previously performed by ZIML under each such Fund's respective sub-advisory agreement. For Kemper Value Plus Growth Fund, the Fund's sub-advisory agreement with Zurich Kemper Value Advisors, Inc. ("ZKVA") has been terminated and Scudder Kemper has assumed the duties previously performed by ZKVA under the Fund's sub-advisory agreement.

In addition, under a separate agreement between each Fund and Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, SFAC, rather than each Fund's investment manager, will compute the net asset value for each Fund. SFAC does not charge the Funds for this service; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

CAPITAL STRUCTURE

Pending shareholder approval, except for Kemper Technology Fund, Kemper U.S. Government Securities Fund, Kemper High Yield Opportunity Fund, Kemper Municipal Bond Fund, Kemper California Tax-Free Income Fund, Kemper Florida Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, and Kemper Pennsylvania Tax-Free Income Fund, which have obtained shareholder approval, rather than invest in securities directly, each of the Funds may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of each Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

SUMMARY OF EXPENSES

The "Example" in the prospectus for Class B Shares and Class C Shares of certain of the Funds is amended in part as follows:

                                 CLASS B SHARES

          EXAMPLE(1)                                FUND                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
          ----------                                ----                      ------    -------    -------    --------
You would pay the following        Aggressive Growth                           $64       $103       $145        $224
expenses on a $1,000               Blue Chip                                    61         95        132         201
investment, assuming               Growth                                       61         94        130         189
(1) 5% annual return and           Quantitative Equity                          63        101        141         222
(2) redemption at the end of       Small Capitalization Equity                  62         97        135         196
each time period:                  Technology                                   59         89        121         170
                                   Total Return                                 60         92        127         185
                                   Value Plus Growth                            65        106        150         237
                                   Global Income                                62         97        135         215
                                   International                                66        109        155         245
                                   Asian Growth                                 67        113        162         259
                                   Municipal Bond                               56         79        104         139
                                   Intermediate Municipal Bond                  58         85        115         167
                                   California Tax-Free Income                   56         81        108         150
                                   Florida Tax-Free Income                      57         82        110         153
                                   Michigan Tax-Free Income                     58         85        115         167
                                   New Jersey Tax-Free Income                   58         85        115         167
                                   New York Tax-Free Income                     57         83        111         155
                                   Ohio Tax-Free Income                         52         84        112         160
                                   Pennsylvania Tax-Free Income                 58         84        114         166
                                   Texas Tax-Free Income                        58         84        114         163
You would pay the following        Aggressive Growth                           $43       $ 73       $125        $224
expenses on the same               Blue Chip                                    21         65        112         201
investment, assuming no            Growth                                       21         64        110         189
redemption:                        Quantitative Equity                          23         71        121         222
                                   Small Capitalization Equity                  22         67        115         196
                                   Technology                                   19         59        101         170
                                   Total Return                                 20         62        107         185
                                   Value Plus Growth                            25         76        130         237
                                   Global Income                                22         67        115         215
                                   International                                26         79        135         245
                                   Asian Growth                                 27         83        142         259
                                   Municipal Bond                               16         49         84         139
                                   Intermediate Municipal Bond                  18         55         95         167
                                   California Tax-Free Income                   16         51         88         150
                                   Florida Tax-Free Income                      17         52         90         153
                                   Michigan Tax-Free Income                     18         55         95         168
                                   New Jersey Tax-Free Income                   18         55         95         168
                                   New York Tax-Free Income                     17         53         91         155
                                   Ohio Tax-Free Income                         17         54         92         160
                                   Pennsylvania Tax-Free Income                 18         54         94         166
                                   Texas Tax-Free Income                        18         54         94         163

(1) Assumes conversion to Class A shares six years after purchase. The contingent deferred sales charge was applied as follows: 1 year (4%), 3 years (3%), 5 years (2%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares" in the prospectus for more information regarding the calculation of the contingent deferred sales charge.

                                 CLASS C SHARES

          EXAMPLE(2)                                FUND                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
          ----------                                ----                      ------    -------    -------    --------
You would pay the following        Aggressive Growth                           $33        $72       $123        $264
expenses on a $1,000               Blue Chip                                    31         64        110         238
investment, assuming (1) 5%        Growth                                       30         61        105         227
annual return and                  Quantitative Equity                          33         70        119         256
(2) redemption at the end of       Small Capitalization Equity                  32         67        115         248
each time period:                  Technology                                   28         57         99         214
                                   Total Return                                 29         59        102         221
                                   Value Plus Growth                            34         73        126         269
                                   Global Income                                31         65        111         239
                                   International                                35         78        133         284
                                   Asian Growth                                 37         82        140         297
                                   Municipal Bond                               26         48         83         182
                                   Intermediate Municipal Bond                  28         54         94         204
                                   California Tax-Free Income                   26         50         87         190
                                   Florida Tax-Free Income                      27         52         89         194
                                   Michigan Tax-Free Income                     28         54         94         204
                                   New Jersey Tax-Free Income                   28         54         94         204
                                   New York Tax-Free Income                     27         52         90         195
                                   Ohio Tax-Free Income                         27         53         91         199
                                   Pennsylvania Tax-Free Income                 27         54         93         202
                                   Texas Tax-Free Income                        27         54         93         202

You would pay the following        Aggressive Growth                           $23        $72       $123        $264
expenses on the same               Blue Chip                                    21         64        110         238
investment, assuming no            Growth                                       20         61        105         227
redemption:                        Quantitative Equity                          23         70        119         256
                                   Small Capitalization Equity                  22         67        115         248
                                   Technology                                   18         57         99         214
                                   Total Return                                 19         59        102         221
                                   Value Plus Growth                            24         73        126         269
                                   Global Income                                21         65        111         239
                                   International                                25         78        133         284
                                   Asian Growth                                 27         82        140         297
                                   Municipal Bond                               16         48         83         182
                                   Intermediate Municipal Bond                  18         54         94         204
                                   California Tax-Free Income                   16         50         87         190
                                   Florida Tax-Free Income                      17         52         89         194
                                   Michigan Tax-Free Income                     18         54         94         204
                                   New Jersey Tax-Free Income                   18         54         94         204
                                   New York Tax-Free Income                     17         52         90         195
                                   Ohio Tax-Free Income                         17         53         91         199
                                   Pennsylvania Tax-Free Income                 17         54         93         202
                                   Texas Tax-Free Income                        17         54         93         202

(2) The contingent deferred sales charge was applied as follows: 1 year (1%), 3 years (0%), 5 years (0%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Shares" in the prospectus.

December 31, 1997
KMF-1Q                                           (LOGO)PRINTED ON RECYCLED PAPER

           KEMPER EQUITY FUNDS/GROWTH STYLE                             KEMPER INCOME FUNDS
       Kemper Aggressive Growth Fund ("KAGGF")         Kemper Adjustable Rate U.S. Government Fund ("KARGF")
            Kemper Blue Chip Fund ("KBCF")                    Kemper Diversified Income Fund ("KDIF")
              Kemper Growth Fund ("KGF")                  Kemper U.S. Government Securities Fund ("KGSF")
       Kemper Quantitative Equity Fund ("KQEF")                  Kemper High Yield Series ("KHYS")
   Kemper Small Capitalization Equity Fund ("KSCF")            comprised of the following two series:
           Kemper Technology Fund ("KTEC")                        Kemper High Yield Fund ("KHYF")
          Kemper Total Return Fund ("KTRF")                 Kemper High Yield Opportunity Fund ("KHYOF")
          Kemper Value+Growth Fund ("KVGF")            Kemper Income and Capital Preservation Fund ("KICPF")
              SUPPLEMENT TO STATEMENT OF                  Kemper Portfolios ("KP") including the following
                ADDITIONAL INFORMATION                                        series:
               DATED DECEMBER 31, 1996                          Kemper U.S. Mortgage Fund ("KUSMF")
                                                        Kemper Short-Intermediate Government Fund ("KSIGF")
              -------------------------                              SUPPLEMENT TO STATEMENT OF
                                                                       ADDITIONAL INFORMATION
                                                                      DATED DECEMBER 30, 1997
          KEMPER GLOBAL INCOME FUND ("KGIF")                         -------------------------
          KEMPER INTERNATIONAL FUND ("KIF")                      KEMPER CASH RESERVES FUND ("KCRF")
              SUPPLEMENT TO STATEMENT OF                          (A SERIES OF KEMPER PORTFOLIOS)
                ADDITIONAL INFORMATION                               SUPPLEMENT TO STATEMENT OF
                 DATED MARCH 1, 1997                                   ADDITIONAL INFORMATION
              -------------------------                               DATED DECEMBER 30, 1997
                                                                     -------------------------
                                                                 KEMPER ASIAN GROWTH FUND ("KAGF")
                                                                     SUPPLEMENT TO STATEMENT OF
                                                                       ADDITIONAL INFORMATION
                                                                        DATED APRIL 1, 1997
                                                                     -------------------------

                          KEMPER TAX-FREE INCOME FUNDS
                Kemper National Tax-Free Income Series ("KNTIS")
                     comprised of the following two series:
                      Kemper Municipal Bond Fund ("KMBF")
               Kemper Intermediate Municipal Bond Fund ("KIMBF")
                 Kemper State Tax-Free Income Series ("KSTIS")
                    comprised of the following eight series:
                Kemper California Tax-Free Income Fund ("KCATF")
                 Kemper Florida Tax-Free Income Fund ("KFLTF")
                 Kemper Michigan Tax-Free Income Fund ("KMITF")
                Kemper New Jersey Tax-Free Income Fund ("KNJTF")
                 Kemper New York Tax-Free Income Fund ("KNYTF")
                   Kemper Ohio Tax-Free Income Fund ("KOHTF")
               Kemper Pennsylvania Tax-Free Income Fund ("KPATF")
                  Kemper Texas Tax-Free Income Fund ("KTXTF")
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                            DATED NOVEMBER 26, 1997

INVESTMENT RESTRICTIONS--MASTER/FEEDER FUND STRUCTURE

Certain Series, Portfolios or Funds have amended their fundamental policies to permit a master/feeder fund structure. Following is a list of each Series', Portfolio's or Fund's fundamental policies that were so amended. Where necessary, the number identifying each Fund's policies that were amended is indicated in brackets following each Series', Portfolio's or Fund's name, as applicable. As a matter of fundamental policy, each Series, Portfolio or Fund will not:

KTEC[(1)], KGSF[(2)], KMBF[(3)]:

Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KSTIS (EXCEPT KCATF AND KTXTF):

(11) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer, except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KCATF:

(3) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer, except that, with respect to 50% of the Fund's total assets, the Fund may invest up to 25% of its total assets in securities of any one issuer, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KHYOF:

(1) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KTEC:

(2) Purchase more than 10% of any class of securities of any issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. All debt securities and all preferred stocks are each considered as one class.

KSTIS (EXCEPT KCATF AND KTXTF):

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or of a state or its political subdivisions) if as a result of such purchase 25% or more of its total assets would be invested in any industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KTEC:

(7) Invest 25% of more of its total assets in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. Water, communications, electric and gas utilities shall each be considered a separate industry.

KHYOF:

(7) Concentrate more than 25% of the value of its assets in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. Water, communications, electric and gas utilities shall each be considered a separate industry.

KMBF:

(2) With respect to temporary investments, purchase securities (other than securities of the United States Government, its agencies or instrumentalities) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KCATF:

(2) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities, or the State of California or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KGSF:

(1) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies, some of which may be subject to repurchase agreements, except that the Fund may engage in options and financial futures transactions, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KTEC[(9)], KHYOF[(9)], KMBF[(10)], KSTIS (EXCEPT KTXTF)[(7)], KCATF [(10)]:

Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KGSF:

(7) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KCATF:

(1) Purchase securities or make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

KMBF, KSTIS (EXCEPT KCATF AND KTXTF):

(1) Make investments other than in accordance with its investment objective and policies, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

In addition, with respect to Kemper Equity Funds/Growth Style, the following non-fundamental investment restrictions are deleted:

INVESTMENT RESTRICTIONS--DELETIONS

(with respect to all Kemper Equity Funds/Growth Style except KAGGF and KSCF) Each Fund may not:

     Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(with respect to all Kemper Equity Funds/Growth Style except KAGGF) Each Fund may not:

     (i) Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (ii) Invest in oil, gas and other mineral leases.

(with respect to all Kemper Equity Funds/Growth Style except KAGGF and KBCF) Each Fund may not:

     (i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

     (ii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

     (iii) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amounts of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

     (iv) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(with respect to all Kemper Equity Funds/Growth Style except KAGGF and KTRF) Each Fund may not:

     Invest more than 10% of its total assets in securities of real estate investment trusts. (The Quantitative Fund currently does not intend to invest more than 5% of its net assets in securities of real estate investment trusts).

(with respect to KBCF) The Fund may not:

     Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guarantees by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(with respect to KSCF) The Fund may not:

     Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(with respect to KTRF) The Fund may not:

     Invest more than 10% of its total assets in securities of real estate investment funds.

With respect to KGIF and KIF, the following non-fundamental investment restrictions are deleted:

(with respect to KGIF and KIF) Each Fund may not:

     (i) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (ii) Invest in oil, gas and other mineral leases.

     (iii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

     (iv) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

     (v) Invest more than 10% of its total assets in securities of real estate investment trusts.

(with respect to KIF only) The Fund may not:

     (i) Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (ii) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

     (iii) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(with respect to KGIF only) The Fund may not:

     (i) Invest in interests in oil or gas exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (ii) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

With respect to Kemper Income Funds and KCRF, the following non-fundamental investment restrictions are deleted:

(with respect to KARGF, KDIF, KHYF, KICPF, KSIGF) Each Fund may not:

     Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund, or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(with respect to KARGF, KDIF, KICPF, KHYF, KSIGF) Each Fund may not:

     Invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(with respect to KCRF, KUSMF, KSIGF) Each Fund may not:

     Invest in oil, gas or other mineral exploration or development programs.

(with respect to KARGF, KDIF, KHYF, and KICPF) Each Fund may not:

     Invest in oil, gas and other mineral leases.

(with respect to KARGF and KSIGF) Each Fund may not:

     Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities including collateralized obligations thereof) which with their predecessors have a record of less than three years continuous operations.

(with respect to KDIF, KICPF and KHYF) Each Fund may not:

     Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(with respect to KARGF, KCRF, KUSMF, KSIGF, KDIF, KHYF, KICPF) Each Fund may not:

     Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(with respect to KARGF and KSIGF) Each Fund may not:

     Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessor have a record of less than three years continuous operation will not exceed 15% of total assets.

(with respect to KARGF, KDIF, KHYF and KICPF) Each Fund may not:

     Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(with respect to KCRF, KUSMF, KSIGF) Each Fund may not:

     Invest in limited partnership interests in real estate.

(with respect to KARGF, KHYF and KSIGF) Each Fund may not:

     Invest more than 10% of its total assets in securities of real estate investment trusts.

(with respect to KDIF and KICPF) Each Fund may not:

     Invest more than 10% of its total assets in securities of real estate investment trusts.

OFFICERS AND TRUSTEES

Mr. Morax and Mr. Timbers are no longer trustees of the Funds for which they served as trustees. The following are new trustees:

DANIEL PIERCE (03/18/34), Trustee*, (63), 345 Park Avenue, New York, Managing Director, Scudder Kemper. New York; Director, Fiduciary Trust Company; Director, Fiduciary Company Incorporated.

EDMOND D. VILLANI (03/04/47), Trustee*, (50), 345 Park Avenue, New York, New York; Chief Executive Officer, Scudder Kemper.

PORTFOLIO TRANSACTIONS

To the maximum extent feasible, it is expected that Scudder Kemper will place orders for portfolio transactions through Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110 ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder. SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.

December 31, 1997
KMF-IQQ